Financial Instruments (Details) - USD ($)	Aug. 31, 2021	Nov. 30, 2020
Financial Liabilities
Convertible debentures, carrying amount	$ 1,707,844	$ 1,789,188
Convertible debentures, fair value	1,798,842	1,784,646
Promissory notes payable, carrying amount	168,100	163,758
Promissory notes payable, fair value	$ 168,100	$ 163,758